Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Investments in associates and joint ventures [Abstract]
Disclosure of investment entities [text block]
	2018	2017
Investment in joint ventures
Equion Energy Limited	1,364,933	1,057,466
Offshore International Group	727,194	845,325
Ecodiesel Colombia SA	41,304	38,383
	2,133,431	1,941,174
Less impairment:
Equion Energy Limited	(187,636)	(296,427)
Offshore International Group	(346,121)	(539,465)
	1,599,674	1,105,282
Investments in associates
Invercolsa S.A.	243,294	223,963
Serviport S.A.	11,212	9,905
Sociedad Portuaria de Oleofinas y Derivados S.A.	1,368	1,214
	255,874	235,082
Less impairment: Serviport S.A.	(11,212)	(9,904)
	244,662	225,178
	1,844,336	1,330,460

Disclosure of detailed information about changes in investments in subsidiaries, associates and joint ventures [text block]
The following is the movement of investments in associates and joint ventures:

For the year ended December 31, 2018:

	Associates	Joint ventures	Total
Opening balance	225,178	1,105,282	1,330,460
Effects of equity method through:
Profit or loss	105,908	59,928	165,836
Other comprehensive income	1,731	135,831	137,562
Dividends declared	(86,847)	(3,503)	(90,350)
Impairment (Note 16.1.2)	(1,308)	302,136	300,828
Closing balance	244,662	1,599,674	1,844,336

For the year ended December 31, 2017:

	Associates	Joint ventures	Total
Opening balance	249,537	1,303,157	1,552,694
Effects of equity method through:
Profit or loss	46,669	46,869	93,538
Other comprehensive income	–	(14,752)	(14,752)
Dividends declared	(61,124)	(224,837)	(285,961)
Impairment (Note 16.1.2)	(9,904)	(5,155)	(15,059)
Closing balance	225,178	1,105,282	1,330,460

For the year ended December 31, 2016:

	Associates	Joint ventures	Total
Opening balance	69,516	1,862,418	1,931,934
Effects of equity method through:
Profit or loss	48,299	13,046	61,345
Other comprehensive income	173,772	(49,127)	124,645
Dividends declared	(42,050)	(384,787)	(426,837)
Impairment (Note 16.1.2)	-	(127,858)	(127,858)
Reclassifications	-	(10,535)	(10,535)
Closing balance	249,537	1,303,157	1,552,694

Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [text block]
The following is the breakdown of assets, liabilities and results of the two main investments in associates and joint ventures, Equion Energy Limited and the Offshore International Group, as of December 31, 2018 and 2017:

	2018		2017
	Equion Energy Limited	Offshore International Group	Equion Energy Limited	Offshore International Group
Statement of financial position
Current assets	2,083,614	354,959	909,927	289,618
Non–current assets	484,336	1,523,549	955,849	1,568,395
Total assets	2,567,950	1,878,508	1,865,776	1,858,013
Current liabilities	550,933	221,606	430,130	192,513
Non–current liabilities	77,331	885,410	98,835	657,746
Total liabilities	628,264	1,107,016	528,965	850,259
Equity	1,939,686	771,492	1,336,811	1,007,754
Other complementary information
Cash and cash equivalents	185,762	96,592	170,618	32,490
Current financial liabilities	3,176	95,633	2,256	97,960
Non–current financial liabilities	–	137,708	2,921	214,259

	2018		2017		2016
	Equion Energy Limited	Offshore International Group	Equion Energy Limited	Offshore International Group	Equion Energy Limited	Offshore International Group
Statement of profit or loss
Sales revenue	1,490,177	653,054	1,213,692	393,210	1,204,301	379,811
Costs	(755,656)	(585,192)	(793,999)	(508,461)	(969,318)	(502,107)
Administrative expenses and others	29,136	(353,010)	12,188	(103,340)	(44,810)	(221,238)
Financial income (expenses)	(3,659)	(21,227)	2,373	(20,264)	59,143	(12,010)
Income tax	(338,487)	(16,594)	(180,546)	60,575	30,199	107,507
Financial year results	421,511	(322,969)	253,708	(178,280)	279,515	(248,037)
Other comprehensive results	1,095,090	–	913,728	–	935,847	–
Other complementary information
Dividends paid to the Ecopetrol Business Group	–	–	217,075	–	375,035	–
Depreciation and amortization	511,615	243,601	557,970	232,953	678,488	228,250

Disclosure of detailed information about reconciliation of investments in joint ventures [text block]
This is a reconciliation of equity of the significant investments and the carrying amount of investments as of December 31:

	2018		2017
	Equion Energy Limited	Offshore International Group	Equion Energy Limited	Offshore International Group
Equity of the joint venture	1,939,686	771,492	1,336,811	1,007,754
% of Ecopetrol’s ownership	51%	50%	51%	50%
Ecopetrol’s ownership	989,240	385,746	681,773	503,877
Additional value of the investment	375,693	341,448	375,693	341,448
Impairment	(187,636)	(346,121)	(296,427)	(539,465)
Carrying amount of the investment	1,177,297	381,073	761,039	305,860